Operating assets and liabilities - Provisions and contingent liabilities - Narrative (Details)	Dec. 31, 2024 site	Sep. 13, 2024 employee
Subclassifications of assets, liabilities and equities [abstract]
Number of sites acquired | site	3
Number Of Employees That Filed Putative Class Actions | employee		5